Investment property (Details)	12 Months Ended
	Dec. 31, 2023 MXN ($) m²	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Changes in investment property [abstract]
Balances	$ 1,187,089,926	$ 889,000,000
Changes in fair value	(86,598,436)	298,089,926	$ 60,907,125
Balances	$ 1,100,491,490	$ 1,187,089,926	$ 889,000,000
Area of land used for development of industrial park | m²	450,000